Redeemable Noncontrolling Interests - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares
Noncontrolling Interest [Abstract]
Redeemable minority interest preferred shares		¥ 70.0	$ 10.1	¥ 30.0
Temporary Equity, Shares Issued		6,372,636	6,372,636	2,727,273
Percentage of amount equal to the sum of its original issue price on each preferred shares	100.00%
Percentage of annual compound interest calculated from the actual payment date of its purchase price	8.00%